Related Party Transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Period	Dec. 31, 2022 USD ($)
Related Party Transactions [Abstract]
Minimum related party loan	$ 120
Loans and Leases Receivable, Related Parties [Roll Forward]
Total loans at January 1, 2023	16,696
New loans	855
Repayments	(1,065)
Other changes	0
Total loans at December 31, 2023	$ 16,486
Related Party Transactions [Abstract]
Number of reporting period of loan | Period	1
Notes Payable, Related Party, Type [Extensible Enumeration]	Related Party [Member]
Principal Officers, Directors and their Affiliates [Member]
Related Party Transactions [Abstract]
Related party deposit liabilities	$ 20,123	$ 91,782
Directors and their Affiliates [Member]
Related Party Transactions [Abstract]
Notes payable to related parties	$ 2,394	$ 2,376
Notes Payable, Related Party, Type [Extensible Enumeration]	Directors and their Affiliates [Member]	Directors and their Affiliates [Member]
Directors and their Affiliates [Member] | Minimum [Member]
Related Party Transactions [Abstract]
Interest rate	1.25%
Debt instrument, term	12 months
Directors and their Affiliates [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Interest rate	5.00%
Debt instrument, term	24 months